Restructuring expenses (Tables)	6 Months Ended
Jun. 30, 2016
Restructuring and Related Costs [Table Text Block]
Restructuring expenses by segment
in	6M16
Restructuring expenses by segment (CHF million)
Swiss Universal Bank	44
International Wealth Management	23
Asia Pacific	11
Global Markets	150
Investment Banking & Capital Markets	19
Strategic Resolution Unit	99
Adjustments	(28)	[1]
Total restructuring expenses	318
1 Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice versa.
Restructuring expenses by type
in	6M16
Restructuring expenses by type (CHF million)
Compensation and benefits-related expenses	204
of which severance expenses	117
of which accelerated deferred compensation	83
of which pension expenses	4
General and administrative-related expenses	114
Total restructuring expenses	318

Restructuring Provisions [Table Text Block]
Restructuring provision
	6M16
	Severance expense	General and administrative- related expenses	Total
Restructuring provision (CHF million)
Balance at beginning of period	187	12	199
Net additional charges	117	114	231	[1]
Utilization	(116)	(16)	(132)
Balance at end of period	188	110	298
1
The following items for which expense accretion was accelerated in 6M16 due to the restructuring of the Bank are not included in the restructuring provision: unsettled share-based compensation of CHF 6 million, which remain classified as a component of total shareholder’s equity; and unsettled cash-based deferred compensation of CHF 81 million, which remains classified as compensation liabilities. The settlement date for the unsettled share-based compensation remains unchanged at three years.